Expense Example	Apr. 29, 2025 USD ($)
Bond Plus Portfolio | Bond Plus Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	216
Bond Plus Portfolio | Bond Plus Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	152
Core Income Portfolio | Core Income Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Core Income Portfolio | Core Income Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Diversified Bond Portfolio | Diversified Bond Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
Diversified Bond Portfolio | Diversified Bond Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
Floating Rate Income Portfolio | Floating Rate Income Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
Floating Rate Income Portfolio | Floating Rate Income Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
High Yield Bond Portfolio | High Yield Bond Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
High Yield Bond Portfolio | High Yield Bond Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
Inflation Managed Portfolio | Inflation Managed Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
Inflation Managed Portfolio | Inflation Managed Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
Intermediate Bond Portfolio | Intermediate Bond Portfolio | I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
Intermediate Bond Portfolio | Intermediate Bond Portfolio | P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
Short Duration Bond Portfolio | Short Duration Bond Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
Short Duration Bond Portfolio | Short Duration Bond Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
Total Return Portfolio | Total Return Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
Total Return Portfolio | Total Return Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	1,324
Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	1,080
Dividend Growth Portfolio | Dividend Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	496
Expense Example, with Redemption, 10 Years	1,105
Dividend Growth Portfolio | Dividend Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	387
Expense Example, with Redemption, 10 Years	868
Equity Index Portfolio | Equity Index Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	356
Equity Index Portfolio | Equity Index Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	103
Focused Growth Portfolio | Focused Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Focused Growth Portfolio | Focused Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Growth Portfolio | Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Growth Portfolio | Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Hedged Equity Portfolio | Hedged Equity Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Hedged Equity Portfolio | Hedged Equity Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Large-Cap Core Portfolio | Large-Cap Core Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Large-Cap Core Portfolio | Large-Cap Core Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	512
Expense Example, with Redemption, 10 Years	1,147
Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	404
Expense Example, with Redemption, 10 Years	911
Large-Cap Plus Bond Alpha Portfolio | Large-Cap Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	216
Large-Cap Plus Bond Alpha Portfolio | Large-Cap Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	152
Large-Cap Value Portfolio | Large-Cap Value Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
Large-Cap Value Portfolio | Large-Cap Value Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
Mid-Cap Growth Portfolio | Mid-Cap Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	1,138
Mid-Cap Growth Portfolio | Mid-Cap Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	902
Mid-Cap Plus Bond Alpha Portfolio | Mid-Cap Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	866
Mid-Cap Plus Bond Alpha Portfolio | Mid-Cap Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	159
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	636
Mid-Cap Value Portfolio | Mid-Cap Value Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
Mid-Cap Value Portfolio | Mid-Cap Value Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
QQQ Plus Bond Alpha Portfolio | QQQ Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	212
QQQ Plus Bond Alpha Portfolio | QQQ Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	148
Small-Cap Equity Portfolio | Small-Cap Equity Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	1,262
Small-Cap Equity Portfolio | Small-Cap Equity Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	456
Expense Example, with Redemption, 10 Years	1,028
Small-Cap Growth Portfolio | Small-Cap Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
Small-Cap Growth Portfolio | Small-Cap Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	799
Small-Cap Index Portfolio | Small-Cap Index Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Small-Cap Index Portfolio | Small-Cap Index Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
Small-Cap Plus Bond Alpha Portfolio | Small-Cap Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	232
Small-Cap Plus Bond Alpha Portfolio | Small-Cap Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	168
Small-Cap Value Portfolio | Small-Cap Value Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,209
Small-Cap Value Portfolio | Small-Cap Value Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	427
Expense Example, with Redemption, 10 Years	974
Value Portfolio | Value Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	517
Expense Example, with Redemption, 10 Years	1,158
Value Portfolio | Value Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	922
Value Advantage Portfolio | Value Advantage Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	491
Expense Example, with Redemption, 10 Years	1,094
Value Advantage Portfolio | Value Advantage Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	857
Emerging Markets Portfolio | Emerging Markets Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	1,303
Emerging Markets Portfolio | Emerging Markets Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	490
Expense Example, with Redemption, 10 Years	1,093
International Equity Plus Bond Alpha Portfolio | International Equity Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	222
International Equity Plus Bond Alpha Portfolio | International Equity Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	159
International Growth Portfolio | International Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
International Growth Portfolio | International Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
International Large-Cap Portfolio | International Large-Cap Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	1,257
International Large-Cap Portfolio | International Large-Cap Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	458
Expense Example, with Redemption, 10 Years	1,023
International Small-Cap Portfolio | International Small-Cap Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	642
Expense Example, with Redemption, 10 Years	1,419
International Small-Cap Portfolio | International Small-Cap Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	534
Expense Example, with Redemption, 10 Years	1,188
International Value Portfolio | International Value Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
International Value Portfolio | International Value Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
Health Sciences Portfolio | Health Sciences Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,386
Health Sciences Portfolio | Health Sciences Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
Real Estate Portfolio | Real Estate Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	1,309
Real Estate Portfolio | Real Estate Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	479
Expense Example, with Redemption, 10 Years	1,076
Technology Portfolio | Technology Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,388
Technology Portfolio | Technology Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,156
ESG Diversified Portfolio | ESG Diversified Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	1,011
ESG Diversified Portfolio | ESG Diversified Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	771
ESG Diversified Growth Portfolio | ESG Diversified Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	523
Expense Example, with Redemption, 10 Years	1,184
ESG Diversified Growth Portfolio | ESG Diversified Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	948
PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Pacific Dynamix - Conservative Growth Portfolio | Pacific Dynamix - Conservative Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	783
Pacific Dynamix - Conservative Growth Portfolio | Pacific Dynamix - Conservative Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	134
Expense Example, with Redemption, 5 Years	237
Expense Example, with Redemption, 10 Years	538
Pacific Dynamix - Moderate Growth Portfolio | Pacific Dynamix - Moderate Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	771
Pacific Dynamix - Moderate Growth Portfolio | Pacific Dynamix - Moderate Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	232
Expense Example, with Redemption, 10 Years	527
Pacific Dynamix - Growth Portfolio | Pacific Dynamix - Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	200
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	794
Pacific Dynamix - Growth Portfolio | Pacific Dynamix - Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	550
Pacific Dynamix - Aggressive Growth Portfolio | Pacific Dynamix - Aggressive Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	518
Expense Example, with Redemption, 5 Years	1,002
Expense Example, with Redemption, 10 Years	2,340
Pacific Dynamix - Aggressive Growth Portfolio | Pacific Dynamix - Aggressive Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	898
Expense Example, with Redemption, 10 Years	2,218
Portfolio Optimization Conservative Portfolio | Portfolio Optimization Conservative Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Portfolio Optimization Conservative Portfolio | Portfolio Optimization Conservative Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
Portfolio Optimization Moderate Portfolio | Portfolio Optimization Moderate Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
Portfolio Optimization Moderate Portfolio | Portfolio Optimization Moderate Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
Portfolio Optimization Growth Portfolio | Portfolio Optimization Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
Portfolio Optimization Growth Portfolio | Portfolio Optimization Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
Portfolio Optimization Aggressive-Growth Portfolio | Portfolio Optimization Aggressive-Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
Portfolio Optimization Aggressive-Growth Portfolio | Portfolio Optimization Aggressive-Growth Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
PD 1-3 Year Corporate Bond Portfolio | PD 1-3 Year Corporate Bond Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	146
Expense Example, with Redemption, 10 Years	331
PD Aggregate Bond Index Portfolio | PD Aggregate Bond Index Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	255
PD High Yield Bond Market Portfolio | PD High Yield Bond Market Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	356
PD Large-Cap Growth Index Portfolio | PD Large-Cap Growth Index Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	217
PD Large-Cap Value Index Portfolio | PD Large-Cap Value Index Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	217
PD Mid-Cap Index Portfolio | PD Mid-Cap Index Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
PD Small-Cap Growth Index Portfolio | PD Small-Cap Growth Index Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
PD Small-Cap Value Index Portfolio | PD Small-Cap Value Index Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	356
PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	582
Expense Example, with Redemption, 10 Years	1,324
PD International Large-Cap Index Portfolio | PD International Large-Cap Index Portfolio | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	$ 400